ACCUMULATED OTHER COMPREHENSIVE LOSS - Schedule of Amounts Reclassified Out of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Class of Stock [Line Items]
Research and development	$ 122,336	$ 108,274	$ 107,283
Selling, general and administrative	153,651	143,516	125,784
Total	(4,613)	7,234	11,645
Software
Class of Stock [Line Items]
Cost of revenue	24,935	19,988	18,919
Software service
Class of Stock [Line Items]
Cost of revenue	44,420	45,184	43,305
Professional service and other
Class of Stock [Line Items]
Cost of revenue	40,985	38,538	35,776
Foreign currency forward contracts | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Research and development	5,175	474	(2,893)
Selling, general and administrative	4,777	440	(2,841)
Total	11,144	1,025	(6,484)
Foreign currency forward contracts | Software | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Cost of revenue	0	0	(10)
Foreign currency forward contracts | Software service | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Cost of revenue	351	21	(97)
Foreign currency forward contracts | Professional service and other | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Cost of revenue	$ 841	$ 90	$ (643)